Employee benefit - Disclosure of defined benefit plans (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Defined benefit obligations	€ 2,532	€ 2,550
Allowance for retirement defined benefit
Disclosure of defined benefit plans [line items]
Defined benefit obligations	2,159	2,184
Allowance for seniority awards
Disclosure of defined benefit plans [line items]
Defined benefit obligations	€ 373	€ 366